Schedule of stock options exercise price range (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	42,030
Options outstanding, Weighted average remaining contractual life (years)	4 years 10 months 20 days
Options outstanding, Weighted average exercise price	$ 20.05
Options exercisable, Number (in shares) | shares	23,640
Options exercisable Weighted average remaining contractual life (years)	4 years 1 month 20 days
Options exercisable, Weighted average exercise price	$ 27.74
Exercise price range 1 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	8.88
Range of options exercise price, upper limit	$ 10.00
Options outstanding, Number (in shares) | shares	8,800
Options outstanding, Weighted average remaining contractual life (years)	5 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 9.09
Options exercisable, Number (in shares) | shares	4,538
Options exercisable Weighted average remaining contractual life (years)	4 years 11 months 12 days
Options exercisable, Weighted average exercise price	$ 9.15
Exercise price range 2 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	10.01
Range of options exercise price, upper limit	$ 20.00
Options outstanding, Number (in shares) | shares	21,200
Options outstanding, Weighted average remaining contractual life (years)	5 years 11 months 15 days
Options outstanding, Weighted average exercise price	$ 10.51
Options exercisable, Number (in shares) | shares	7,072
Options exercisable Weighted average remaining contractual life (years)	5 years 11 months 15 days
Options exercisable, Weighted average exercise price	$ 10.51
Exercise price range 3 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	20.01
Range of options exercise price, upper limit	$ 30.00
Options outstanding, Number (in shares) | shares	6,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 10 months 28 days
Options outstanding, Weighted average exercise price	$ 22.68
Options exercisable, Number (in shares) | shares	6,000
Options exercisable Weighted average remaining contractual life (years)	3 years 10 months 28 days
Options exercisable, Weighted average exercise price	$ 22.68
Exercise price range 4 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	50.01
Range of options exercise price, upper limit	$ 60.00
Options outstanding, Number (in shares) | shares	3,400
Options outstanding, Weighted average remaining contractual life (years)	2 years 2 months 15 days
Options outstanding, Weighted average exercise price	$ 51.99
Options exercisable, Number (in shares) | shares	3,400
Options exercisable Weighted average remaining contractual life (years)	2 years 2 months 15 days
Options exercisable, Weighted average exercise price	$ 51.99
Exercise price range 5 [member]
IfrsStatementLineItems [Line Items]
Range of options exercise price, lower limit	60.01
Range of options exercise price, upper limit	$ 87.50
Options outstanding, Number (in shares) | shares	2,630
Options outstanding, Weighted average remaining contractual life (years)	10 months 2 days
Options outstanding, Weighted average exercise price	$ 86.37
Options exercisable, Number (in shares) | shares	2,630
Options exercisable Weighted average remaining contractual life (years)	10 months 2 days
Options exercisable, Weighted average exercise price	$ 86.37